Accounts receivable and allowance for credit losses (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Credit Loss [Abstract]
Accounts receivable	$ 3,059,058	¥ 21,801,292	¥ 26,963,149
Less: allowance for credit losses	(31,275)	(222,891)	(3,951,391)
Accounts receivable, net	$ 3,027,783	¥ 21,578,401	¥ 23,011,758